Stockholders' equity (Details) - USD ($)						1 Months Ended	12 Months Ended
	Mar. 23, 2020	Sep. 19, 2018	Sep. 27, 2017	Jul. 12, 2017	Dec. 28, 2016	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares Issued, Price Per Share			$ 3.45
Common Stock, Par or Stated Value Per Share							$ 0.001	$ 0.001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,078,045
Proceeds from Issuance of Common Stock						$ 5,600,000	$ 0	$ 0	$ 5,968,208
Sale of Stock, Number of Shares agreed to Sell			1,891,307
Description Warrants Exercise Term							The exercisability of the warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99% of the Company's common shares.
Class of Warrant or Right, Outstanding							1,078,045
Weighted Average Remaining Life of Warrants							3 years
Stock Issued During Period, Shares, Issued for Services		150,000
Stock Issued During Period, Value, Issued for Services	$ 35,592	$ 243,000					$ 0	$ 243,000	$ 0
Proceeds from Warrant Exercises							$ 0
Investor Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			945,654
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4.25
Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			132,391
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4.675
Term of Warrant			5 years
Shangchi Automobile [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				2,500,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned				$ 6,500,000
Business Acquisition, Share Price				$ 2.6
Tantech Bamboo [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					1,018,935